Accounts payable and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable and other liabilities
Accounts payable and other liabilities

	As at 31 December
	2021	2020

Accounts and notes payable	25,774,238	15,777,784
Payables to contractors for construction	19,922,953	18,734,201
Retention payables to contractors	1,795,819	1,530,764
Consideration payables for business acquisition	22,842	22,842
Others	7,093,701	6,689,770

Total	54,609,553	42,755,361

Carrying amounts of financial liabilities denominated in currencies

	As at 31 December
	2021	2020

RMB	50,956,022	40,610,454
S$ (RMB equivalent)	1,537,356	948,817
US$ (RMB equivalent)	576,113	799,989
JPY (RMB equivalent)	13,988	12,293
EUR (RMB equivalent)	—	224
PKR (RMB equivalent)	1,526,074	383,584

Total	54,609,553	42,755,361

Ageing analysis of accounts and notes payable

	As at 31 December
	2021	2020

Within 1 year	25,271,613	15,514,112
Between 1 to 2 years	373,752	166,088
Over 2 years	128,873	97,584

Total	25,774,238	15,777,784